Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	$ 10,870	$ 9,845	$ 7,954
Variable compensation deferred to the next and following years	7,027	7,037	5,731
Variable compensation related to share-based compensation	1,128	1,094	703
Variable compensation related to share-based compensation - performance awards	695	689	480
Variable compensation related to share-based compensation - other variable compensation	213	208	56
Variable compensation related to share-based compensation - financial advisor variable compensation	219	197	166
Variable compensation related to share-based compensation recognized within other personnel expenses categories	134	169	88
Salaries related to share-based compensation	2	4	4
Social security related to share-based compensation	100	137	61
Personnel expenses related to share-based compensation - Equity Plus Plan	32	27	23
Personnel expenses related to share-based equity-settled compensation excluding social security	1,104	1,097	716
Personnel expenses related to share-based equity-settled compensation excluding social security, before FX effect	1,118	1,087	716
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	8,876	7,927	6,608
Variable compensation deferred to the next and following years	2,070	2,398	2,131
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,994	1,918	1,346
Variable compensation deferred to the next and following years	4,957	4,640	3,599
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,456	3,986	3,205
Variable compensation deferred to the next and following years	1,666	1,534	1,359
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,853	3,382	2,640
Variable compensation deferred to the next and following years	813	777	605
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	603	604	566
Variable compensation deferred to the next and following years	853	757	754
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,206	2,807	2,260
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,290	2,859	2,276
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(83)	(52)	(16)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,250	1,179	945
Variable compensation deferred to the next and following years	1,666	1,534	1,359
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	563	523	364
Variable compensation deferred to the next and following years	813	777	605
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	687	656	581
Variable compensation deferred to the next and following years	853	757	754
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	458	485	437
Variable compensation deferred to the next and following years	493	509	560
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	180	155	202
Variable compensation deferred to the next and following years	280	263	310
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	279	330	235
Variable compensation deferred to the next and following years	214	245	250
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	487	421	349
Variable compensation deferred to the next and following years	851	763	654
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	197	180	129
Variable compensation deferred to the next and following years	336	312	245
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	290	241	219
Variable compensation deferred to the next and following years	515	451	408
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	237	204	43
Variable compensation deferred to the next and following years	266	193	71
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	161	164	11
Variable compensation deferred to the next and following years	166	160	30
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	76	40	32
Variable compensation deferred to the next and following years	100	34	42
of which: Fund Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	68	69	116
Variable compensation deferred to the next and following years	56	68	74
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	26	24	21
Variable compensation deferred to the next and following years	32	41	20
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	42	46	95
Variable compensation deferred to the next and following years	25	27	54
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,121	1,310	241
Variable compensation deferred to the next and following years	694	968	430
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	539	784	169
Variable compensation deferred to the next and following years	229	384	237
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	583	526	71
Variable compensation deferred to the next and following years	465	583	193
Variable compensation other - retention awards | Credit Suisse
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	85	335
Variable compensation other - outstanding deferred compensation | Credit Suisse
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	288	412
Variable compensation - financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	5,293	4,549	4,508
Variable compensation deferred to the next and following years	4,667	4,536	3,942
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,485	3,761	3,799
Variable compensation deferred to the next and following years	1,028	1,236	1,290
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	808	788	709
Variable compensation deferred to the next and following years	3,639	3,300	2,652
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,124	3,436	3,481
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,125	3,440	3,481
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(1)	(4)	0
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	219	197	166
Variable compensation deferred to the next and following years	362	321	302
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	123	110	104
Variable compensation deferred to the next and following years	130	113	122
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	96	87	62
Variable compensation deferred to the next and following years	232	209	180
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	443	414	400
Variable compensation deferred to the next and following years	1,652	1,331	1,224
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	203	169	185
Variable compensation deferred to the next and following years	476	301	588
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	239	245	215
Variable compensation deferred to the next and following years	1,176	1,029	636
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	507	502	461
Variable compensation deferred to the next and following years	2,653	2,884	2,416
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	33	42	29
Variable compensation deferred to the next and following years	422	822	580
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	474	459	432
Variable compensation deferred to the next and following years	$ 2,231	$ 2,062	$ 1,836